Penn Capital Opportunistic High Income Fund
Schedule of Investments
November 30, 2022 (Unaudited)

Convertible Bonds: 3.0%	Principal	Value
Cable & Satellite TV: 0.8%
DISH Network Corp., 3.375%, 8/15/26	245,000	$158,637
Consumer/Commercial/Lease Financing: 0.4%
Block, Inc., 0.250%, 11/1/27	85,000	64,175
Food - Wholesale: 0.5%
Herbalife Nutrition Ltd., 2.625%, 3/15/24	90,000	82,125
Internet: 0.4%
Spotify USA, Inc., 0.000%, 3/15/26	85,000	67,958
Pharmaceuticals: 0.5%
Tilray Brands, Inc., 5.000%, 10/1/23	100,000	96,928
Software/Services: 0.4%
RingCentral, Inc., 0.000%, 3/15/26	95,000	73,483
Total Convertible Bonds (cost $636,844)		543,306

Corporate Bonds: 86.0%
Advertising: 1.4%
Clear Channel Outdoor Holdings, Inc., 5.125%, 8/15/27(a)	50,000	43,092
Clear Channel Outdoor Holdings, Inc., 7.500%, 6/1/29(a)	115,000	85,387
Stagwell Global LLC, 5.625%, 8/15/29(a)	135,000	115,763
		244,242
Aerospace/Defense: 1.8%
Bombardier, Inc., 7.500%, 3/15/25(a)	95,000	95,142
Maxar Technologies, Inc., 7.750%, 6/15/27(a)	65,000	63,874
Spirit AeroSystems, Inc., 7.500%, 4/15/25(a)	95,000	93,979
Triumph Group, Inc., 7.750%, 8/15/25	90,000	77,175
		330,170
Air Transportation: 2.4%
American Airlines, Inc., 5.750%, 4/20/29(a)	145,000	134,988
American Airlines, Inc., 11.750%, 7/15/25(a)	80,000	88,843
Spirit Loyalty Cayman Ltd / Spirit IP Cayman Ltd., 8.000%, 9/20/25(a)	90,000	91,223
VistaJet Malta Finance PLC / XO Management Holding, Inc., 6.375%, 2/1/30(a)	60,000	49,200
VistaJet Malta Finance PLC / XO Management Holding, Inc., 7.875%, 5/1/27(a)	70,000	63,437
		427,691
Auto Parts & Equipment: 1.2%
American Axle & Manufacturing, Inc., 6.875%, 7/1/28	85,000	81,855
Goodyear Tire & Rubber Co/The, 5.250%, 7/15/31	65,000	55,683
The Goodyear Tire & Rubber Co., 7.000%, 3/15/28	55,000	53,868
The Goodyear Tire & Rubber Co., 5.000%, 7/15/29	20,000	17,400
		208,806
Automakers: 1.5%
Ford Motor Credit Co LLC, 7.350%, 11/4/27	265,000	275,041
Brokerage: 0.5%
StoneX Group, Inc., 8.625%, 6/15/25(a)	95,000	96,306
Building & Construction: 2.2%
Ashton Woods USA LLC, 4.625%, 8/1/29(a)	95,000	74,505
Ashton Woods USA LLC / Ashton Woods Finance Co., 4.625%, 4/1/30(a)	95,000	73,150
Great Lakes Dredge & Dock Corp., 5.250%, 6/1/29(a)	100,000	80,590
Pike Corp., 5.500%, 9/1/28(a)	100,000	89,334
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(a)	90,000	78,568
		396,147
Building Materials: 0.7%
Eco Material Technologies, Inc., 7.875%, 1/31/27(a)	140,000	133,140
Building Products: 0.5%
Builders FirstSource, Inc., 6.375%, 6/15/32(a)	95,000	87,973
Cable & Satellite TV: 2.7%
CCO Holdings LLC, 4.500%, 8/15/30(a)	135,000	113,737
CSC Holdings LLC, 7.500%, 4/1/28(a)	200,000	155,782
DIRECTV Holdings LLC, 5.875%, 8/15/27(a)	160,000	146,813
DISH DBS Corp., 5.250%, 12/1/26(a)	75,000	64,388
		480,720
Chemical and Allied Products Merchant Wholesalers: 0.3%
Univar Solutions USA Inc/Washington, 5.125%, 12/1/27(a)	50,000	48,085
Chemicals: 1.8%
Avient Corp., 7.125%, 8/1/30(a)	90,000	87,867
Chemours Co/The, 5.750%, 11/15/28(a)	55,000	48,305
Olin Corp., 5.625%, 8/1/29	190,000	178,847
		315,019
Consumer/Commercial/Lease Financing: 2.4%
Fortress Transportation and Infrastructure Investors LLC, 9.750%, 8/1/27(a)	45,000	45,394
Fortress Transportation and Infrastructure Investors LLC, 5.500%, 5/1/28(a)	65,000	56,552
Global Aircraft Leasing Co. Ltd., 7.250% Cash or 7.000% PIK, 9/15/24(a)	134,713	112,480
Navient Corp., 6.750%, 6/25/25	95,000	92,530
Navient Corp., 4.875%, 3/15/28	60,000	48,978
OneMain Finance Corp., 6.625%, 1/15/28	80,000	73,560
		429,494
Data Processing, Hosting, and Related Services: 0.5%
Match Group Holdings II LLC, 5.625%, 2/15/29(a)	95,000	87,339
Department Stores: 1.3%
Macy's Retail Holdings LLC, 5.875%, 4/1/29(a)	105,000	97,666
Neiman Marcus Group LLC, 7.125%, 4/1/26(a)	140,000	134,814
		232,480
Diversified Capital Goods: 0.5%
Madison IAQ LLC, 5.875%, 6/30/29(a)	130,000	96,165
Electric - Generation: 1.5%
Leeward Renewable Energy Operations LLC, 4.250%, 7/1/29(a)	70,000	58,863
Sunnova Energy Corp., 5.875%, 9/1/26(a)	95,000	84,997
Vistra Corp., 8.000% (5 Year CMT Rate + 6.930%), 4/15/27(a)	130,000	123,478
		267,338
Energy - Exploration & Production: 7.1%
Antero Resources Corp., 7.625%, 2/1/29(a)	90,000	91,831
Callon Petroleum Co., 8.250%, 7/15/25	120,000	119,410
Comstock Resources, Inc., 6.750%, 3/1/29(a)	145,000	141,614
Comstock Resources, Inc., 5.875%, 1/15/30(a)	145,000	133,596
Earthstone Energy Holdings LLC, 8.000%, 4/15/27(a)	95,000	91,469
Hilcorp Energy I LP, 6.250%, 11/1/28(a)	125,000	119,039
Northern Oil and Gas, Inc., 8.125%, 3/1/28(a)	135,000	131,813
Occidental Petroleum Corp., 6.625%, 9/1/30	110,000	114,756
Occidental Petroleum Corp., 6.125%, 1/1/31	90,000	91,313
Penn Virginia Holdings LLC, 9.250%, 8/15/26(a)	130,000	130,063
SM Energy Co., 6.750%, 9/15/26	65,000	63,700
SM Energy Co., 6.500%, 7/15/28	35,000	34,227
		1,262,831
Food - Wholesale: 2.0%
BellRing Brands, Inc., 7.000%, 3/15/30(a)	140,000	135,253
HLF Financing Sarl LLC, 4.875%, 6/1/29(a)	55,000	39,307
KeHE Distributors LLC, 8.625%, 10/15/26(a)	96,000	94,560
Simmons Foods, Inc., 4.625%, 3/1/29(a)	105,000	86,887
		356,007
Food & Drug Retailers: 0.6%
SEG Holding LLC, 5.625%, 10/15/28(a)	120,000	113,880
Forestry/Paper: 0.4%
Mercer International, Inc., 5.125%, 2/1/29	80,000	68,680
Gaming: 2.2%
Affinity Gaming, 6.875%, 12/15/27(a)	65,000	55,760
Boyd Gaming Corp., 4.750%, 12/1/27	140,000	130,200
CCM Merger, Inc., 6.375%, 5/1/26(a)	65,000	60,173
Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30(a)	100,000	84,122
Station Casinos LLC, 4.625%, 12/1/31(a)	80,000	67,071
		397,326
Gas Distribution: 5.0%
Cheniere Energy, Inc., 4.625%, 10/15/28	95,000	87,674
EnLink Midstream Partners LP, 5.050%, 4/1/45	125,000	94,944
EQM Midstream Partners LP, 7.500%, 6/1/27(a)	95,000	96,008
New Fortress Energy, Inc., 6.500%, 9/30/26(a)	60,000	57,987
Solaris Midstream Holdings LLC, 7.625%, 4/1/26(a)	77,000	75,845
Antero Midstream Partners LP, 5.375%, 6/15/29(a)	95,000	87,638
Blue Racer Midstream LLC, 6.625%, 7/15/26(a)	40,000	38,900
Blue Racer Midstream LLC, 7.625%, 12/15/25(a)	40,000	40,363
Crestwood Midstream Partners LP, 6.000%, 2/1/29(a)	90,000	83,025
EnLink Midstream LLC, 6.500%, 9/1/30(a)	55,000	55,859
EQM Midstream Partners LP, 6.500%, 7/15/48	60,000	46,480
New Fortress Energy, Inc., 6.750%, 9/15/25(a)	125,000	122,091
		886,814
Health Facilities: 3.0%
CHS/Community Health Systems, Inc., 6.875%, 4/1/28(a)	165,000	80,075
CHS/Community Health Systems, Inc., 6.000%, 1/15/29(a)	105,000	87,606
Option Care Health, Inc., 4.375%, 10/31/29(a)	140,000	119,182
Surgery Center Holdings, Inc., 6.750%, 7/1/25(a)	65,000	63,627
Tenet Healthcare Corp., 6.125%, 10/1/28(a)	65,000	57,362
Tenet Healthcare Corp., 4.375%, 1/15/30(a)	100,000	87,107
Tenet Healthcare Corp., 6.125%, 6/15/30(a)	40,000	37,903
		532,862
Health Services: 1.8%
DaVita, Inc., 4.625%, 6/1/30(a)	165,000	133,564
Modivcare, Inc., 5.875%, 11/15/25(a)	110,000	101,563
Pediatrix Medical Group, Inc., 5.375%, 2/15/30(a)	100,000	84,381
		319,508
Hotels: 0.6%
Hilton Grand Vacations LLC, 5.000%, 6/1/29(a)	75,000	64,945
Hilton Grand Vacations LLC, 4.875%, 7/1/31(a)	45,000	37,143
		102,088
Household Durables: 0.5%
Tempur Sealy International, Inc., 4.000%, 4/15/29(a)	115,000	95,343
Independent Power and Renewable Electricity Producers: 0.5%
Calpine Corp., 5.250%, 6/1/26(a)	100,000	95,819
Investments & Miscellaneous Financial Services: 1.1%
Icahn Enterprises LP, 6.250%, 5/15/26	100,000	98,707
Icahn Enterprises LP, 5.250%, 5/15/27	65,000	59,864
Icahn Enterprises LP, 4.375%, 2/1/29	55,000	46,269
		204,840
Machinery: 1.0%
Titan International, Inc., 7.000%, 4/30/28	190,000	181,743
Managed Care: 1.2%
Centene Corp., 4.625%, 12/15/29	230,000	213,862
Media - Diversified: 1.0%
News Corp., 3.875%, 5/15/29(a)	135,000	119,981
Urban One, Inc., 7.375%, 2/1/28(a)	70,000	59,150
		179,131
Media Content: 2.3%
Beasley Mezzanine Holdings LLC, 8.625%, 2/1/26(a)	77,000	49,688
Cumulus Media New Holdings, Inc., 6.750%, 7/1/26(a)	96,000	80,443
Gray Television, Inc., 4.750%, 10/15/30(a)	115,000	85,087
Scripps Escrow II, Inc., 5.375%, 1/15/31(a)	125,000	102,058
Univision Communications, Inc., 6.625%, 6/1/27(a)	90,000	87,708
		404,984
Medical Products: 1.5%
AdaptHealth LLC, 6.125%, 8/1/28(a)	155,000	142,038
Medline Borrower LP, 3.875%, 4/1/29(a)	140,000	120,367
		262,405
Metals/Mining Excluding Steel: 2.2%
FMG Resources August 2006 Pty Ltd., 6.125%, 4/15/32(a)	70,000	65,111
Freeport-McMoRan, Inc., 4.625%, 8/1/30	95,000	86,776
Hudbay Minerals, Inc., 4.500%, 4/1/26(a)	155,000	140,375
Taseko Mines Ltd., 7.000%, 2/15/26(a)	120,000	100,680
		392,942
Mortgage Real Estate Investment Trusts (REITs): 0.5%
Starwood Property Trust, Inc., 4.375%, 1/15/27(a)	100,000	89,466
Oil Field Equipment & Services: 2.5%
Nabors Industries, Inc., 5.750%, 2/1/25	95,000	91,200
Oceaneering International, Inc., 4.650%, 11/15/24	70,000	67,838
TRANSOCEAN, Inc., 6.800%, 3/15/38	145,000	91,102
USA Compression Partners LP / USA Compression Finance Corp., 6.875%, 4/1/26	65,000	62,237
Weatherford International Ltd., 11.000%, 12/1/24(a)	8,000	8,204
Weatherford International Ltd., 8.625%, 4/30/30(a)	140,000	134,260
		454,841
Packaging: 1.0%
FXI Holdings, Inc., 12.250%, 11/15/26(a)	60,000	49,050
FXI Holdings, Inc., 7.875%, 11/1/24(a)	90,000	74,786
Pactiv LLC, 7.950%, 12/15/25	60,000	56,198
		180,034
Personal & Household Products: 0.8%
Energizer Holdings, Inc., 6.500%, 12/31/27(a)	70,000	66,287
CD&R Smokey Buyer, Inc., 6.750%, 7/15/25(a)	95,000	84,194
		150,481
Pharmaceuticals: 0.5%
Bausch Health Cos, Inc., 6.125%, 2/1/27(a)	125,000	83,125
Printing & Publishing: 0.4%
Gannett Holdings LLC, 6.000%, 11/1/26(a)	100,000	79,501
Real Estate Development & Management: 1.5%
Hunt Cos, Inc., 5.250%, 4/15/29(a)	100,000	82,937
Kennedy-Wilson, Inc., 4.750%, 2/1/30	90,000	71,325
Realogy Group LLC, 5.750%, 1/15/29(a)	140,000	107,089
		261,351
Real Estate Investment Trusts (REITs): 3.3%
HAT Holdings I LLC, 3.375%, 6/15/26(a)	100,000	86,981
Iron Mountain, Inc., 5.250%, 3/15/28(a)	140,000	130,900
Iron Mountain, Inc., 4.875%, 9/15/29(a)	125,000	109,909
Rithm Capital Corp., 6.250%, 10/15/25(a)	95,000	85,771
Service Properties Trust, 5.250%, 2/15/26	35,000	29,980
Service Properties Trust, 4.350%, 10/1/24	110,000	102,663
Service Properties Trust, 7.500%, 9/15/25	50,000	48,375
		594,579
Recreation & Travel: 2.4%
Carnival Corp., 10.500%, 2/1/26(a)	40,000	40,484
Carnival Corp., 7.625%, 3/1/26(a)	95,000	80,037
Carnival Corp., 4.000%, 8/1/28(a)	85,000	70,763
Life Time, Inc., 8.000%, 4/15/26(a)	90,000	81,274
SeaWorld Parks & Entertainment, Inc., 8.750%, 5/1/25(a)	50,000	51,124
SeaWorld Parks & Entertainment, Inc., 5.250%, 8/15/29(a)	130,000	112,027
		435,709
Restuarants: 0.3%
Papa John's International, Inc., 3.875%, 9/15/29(a)	75,000	62,658
Software/Services: 0.8%
Gen Digital, Inc., 6.750%, 9/30/27(a)	65,000	65,280
Unisys Corp., 6.875%, 11/1/27(a)	105,000	75,301
		140,581
Specialty Retail: 2.3%
Bath & Body Works, Inc., 5.250%, 2/1/28	55,000	50,617
Bath & Body Works, Inc., 9.375%, 7/1/25(a)	18,000	18,873
Bath & Body Works, Inc., 6.625%, 10/1/30(a)	95,000	88,937
Crocs, Inc., 4.250%, 3/15/29(a)	165,000	135,408
Kontoor Brands, Inc., 4.125%, 11/15/29(a)	65,000	52,929
Shutterfly, Inc., 8.500%, 10/1/26(a)	115,000	70,782
		417,546
Steel Producers/Products: 1.6%
Carpenter Technology Corp., 7.625%, 3/15/30	120,000	120,366
Commercial Metals Co., 3.875%, 2/15/31	70,000	57,975
Commercial Metals Co., 4.375%, 3/15/32	80,000	66,812
Commercial Metals Co., 4.125%, 1/15/30	50,000	43,027
		288,180
Support - Services: 6.2%
Arrow Bidco LLC, 9.500%, 3/15/24(a)	95,000	94,797
H&E Equipment Services, Inc., 3.875%, 12/15/28(a)	110,000	95,127
Matthews International Corp., 5.250%, 12/1/25(a)	100,000	93,000
Sabre GLBL, Inc., 9.250%, 4/15/25(a)	95,000	94,763
Sabre GLBL, Inc., 7.375%, 9/1/25(a)	50,000	47,625
Specialty Building Products Holdings LLC / SBP Finance Corp., 6.375%, 9/30/26(a)	105,000	86,746
Staples, Inc., 7.500%, 4/15/26(a)	115,000	102,596
Staples, Inc., 10.750%, 4/15/27(a)	110,000	80,422
The ADT Security Corp., 4.125%, 8/1/29(a)	65,000	56,733
The ADT Security Corp., 4.875%, 7/15/32(a)	45,000	38,934
The Hertz Corp., 4.625%, 12/1/26(a)	105,000	91,084
The Hertz Corp., 5.000%, 12/1/29(a)	50,000	39,679
United Rentals North America, Inc., 5.500%, 5/15/27	65,000	64,137
United Rentals North America, Inc., 6.000%, 12/15/29(a)	40,000	40,200
White Cap Buyer LLC, 6.875%, 10/15/28(a)	80,000	68,957
		1,094,800
Support Activities for Mining: 0.8%
Talos Production, Inc., 12.000%, 1/15/26	85,000	88,825
Transocean Proteus Ltd., 6.250%, 12/1/24(a)	47,250	46,305
		135,130
Tech Hardware & Equipment: 0.2%
CommScope, Inc., 4.750%, 9/1/29(a)	35,000	29,476
Telecom - Wireless: 0.6%
United States Cellular Corp., 6.700%, 12/15/33	115,000	100,599
Telecom - Wireline Integrated & Services: 0.9%
Cogent Communications Group, Inc., 7.000%, 6/15/27(a)	70,000	68,250
Frontier Communications Holdings LLC, 5.000%, 5/1/28(a)	50,000	44,500
Frontier Communications Holdings LLC, 6.000%, 1/15/30(a)	55,000	45,005
		157,755
Theaters & Entertainment: 0.5%
Cinemark USA, Inc., 5.875%, 3/15/26(a)	100,000	87,565
Tobacco: 0.5%
Vector Group Ltd., 5.750%, 2/1/29(a)	105,000	91,200
Tobacco & Cannabis: 0.2%
Turning Point Brands, Inc., 5.625%, 2/15/26(a)	50,000	43,529
Transport Infrastructure/Services: 1.1%
XPO CNW, Inc., 6.700%, 5/1/34	130,000	116,313
XPO Escrow Sub LLC, 7.500%, 11/15/27(a)	75,000	76,125
		192,438
Total Corporate Bonds (cost $16,950,668)		15,397,765

Bank Loans: 0.3%(b)(c)
Speciality Retail: 0.3%
BDF Acquisition Corp., 10.979% (TSFR1M + 7.250%), 2/12/26	65,702	59,734
Total Bank Loans (cost $65,688)		59,734

Real Estate Investment Trusts (REITs): 0.4%	Number of Shares
Pebblebrook Hotel Trust	4,225	77,571
Total REITs (cost $109,192)		77,571

Mutual Funds: 8.2%
Penn Capital Floating Rate Income Fund - Institutional Class (d)	161,338	1,471,405
Total Mutual Funds (cost $1,560,592)		1,471,405

Short-Term Investments: 0.7%
U.S. Bank Money Market Deposit Account 2.100% (e)	129,313	129,313
Total Short-Term Investments (cost $129,313)		129,313

Total Investments - 98.6% (cost $19,452,297)		17,679,094
Other Assets and Liabilities 1.4%		242,821
Net Assets: 100.0%		$17,921,915

Percentages are stated as a percent of net assets.
(a)
Securities purchased pursuant to Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."
As of November 30, 2022, the value of these investments was $11,486,661, or 64.1% of total net assets.

(b)
Bank Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London Interbank
Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(c)
Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years.

(d) Affiliated company.
(e)	The rate shown is as of November 30, 2022.

Country Exposure (as a percentage of total investments)
United States	91.1%
Cayman Islands	3.7%
Canada	2.3%
Panama	1.1%
Bermuda	0.8%
Malta	0.6%
Australia	0.4%

The accompanying notes are an integral part of the schedule of investments.

1. Significant Accounting Policies (Unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of their financial statements. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

A. Investment Valuation
The Fund uses the following valuation methods to determine fair value as either fair value for investments for which market quotations are available, or if not available, the fair value, as determined in good faith pursuant to such policies and procedures as may be approved by the Trust’s Board from time to time. The valuation of the portfolio investments of the Funds currently includes the following processes:

Portfolio securities listed on a national or foreign securities exchange, except those listed on the NASDAQ® Stock Market and Small CapSM exchanges (“NASDAQ®”), for which market quotations are available, are valued at the official closing price of such exchange on each business day (defined as days on which the Funds are open for business (“Business Day”)). Portfolio securities traded on the NASDAQ® will be valued at the NASDAQ® Official Closing Price on each Business Day. If there is no such reported sale on an exchange or NASDAQ®, the portfolio security will be valued at the most recent quoted bid price. Price information on listed securities is taken from the exchange where the security is primarily traded.

Other assets and securities for which no quotations are readily available (such as for certain restricted or unlisted securities and private placements) or that may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities) will be valued in good faith at fair value using procedures and methods approved by the Board. Under the procedures adopted by the Board, the Board has delegated day-to-day responsibility for fair value determinations to a Valuation Committee comprised of representatives from the Advisor.

The Fund’s portfolio holdings may also consist of shares of other investment companies in which the Fund invests. The value of each such investment company will be its net asset value (“NAV”) at the time the Fund’s shares are priced. Each investment company calculates its NAV based on the current market value for its portfolio holdings. Each investment company values securities and other instruments in a manner as described in that investment company’s prospectus. The investment company’s prospectus explains the circumstances under which the company will use fair value pricing and the effects of using fair value pricing.

Because the Fund may invest in foreign securities, the Fund’s NAV may change on days when a shareholder will not be able to purchase or redeem Fund shares because foreign markets are open at times and on days when U.S. markets are not. Investments quoted in foreign currencies will be valued daily in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time such valuation is determined. Foreign currency exchange rates are generally determined as of the close of the New York Stock Exchange (“NYSE”) (generally 4:00 p.m. Eastern time). If an event that could materially affect the value of the Fund’s foreign securities has occurred between the time the securities were last traded and the time that the Fund calculates its NAV, the closing price of the Fund’s securities may no longer reflect their market value at the time the Fund calculates its NAV. In such a case, the Fund may use fair value methods to value such securities.

Fixed income securities shall be valued at the evaluated bid price supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain an evaluation bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Bank loans are not listed on any securities exchange or board of trade. They are typically bought and sold by institutional investors in individually negotiated private transactions that function in many respects like an over-the-counter secondary market. This market generally has fewer trades and less liquidity than the secondary market for other types of securities. Some bank loans have few or no trades, or trade infrequently, and information regarding a specific bank loan may not be widely available or may be incomplete. Except as otherwise specified, Bank loan securities shall be valued at the evaluated bid prices supplied by the Fund’s pricing agent based on broker-dealer supplied valuations and other criteria, or directly by independent brokers when the pricing agent does not provide a price or the Valuation Committee does not believe that the pricing agent price reflects the current market value. If a price of a position is sought using independent brokers, the Advisor shall seek to obtain a bid price from at least two independent brokers who are knowledgeable about the position. The price of the position would be deemed to be an average of such bid prices. In the absence of sufficient broker dealer quotes, securities shall be valued at fair value pursuant to procedures adopted by the Board.

Occasionally, reliable market quotations are not readily available (such as for certain restricted or unlisted securities and private placements) or securities and other assets may not be reliably priced (such as in the case of trade suspensions or halts, price movement limits set by certain foreign markets, and thinly traded or illiquid securities), or there may be events affecting the value of foreign securities or other securities held by the Funds that occur when regular trading on foreign or other exchanges is closed, but before trading on the NYSE is closed. Fair value determinations are then made in good faith in accordance with procedures adopted by the Board. Under the procedures adopted by the Board, the Board has delegated the responsibility for making fair value determinations to a Valuation Committee, subject to the Board’s oversight. Generally, the fair value of a portfolio security or other asset shall be the amount that the owner of the security or asset might reasonably expect to receive upon its current sale. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available under the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 – Prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following table summarizes the inputs used as of November 30, 2022, in valuing the Fund’s investments:

Investments in Securities(a)	Level 1	Level 2	Level 3	Total
Convertible Bonds	$-	$543,306	$-	$543,306
Corporate Bonds	-	15,397,765	-	15,397,765
Bank Loans	-	59,734	-	59,734
Real Estate Investment Trusts (REITs)	77,571	-	-	77,571
Mutual Funds	1,471,405	-	-	1,471,405
Short-Term Investments	129,313	-	-	129,313
Total Investments in Securities	$1,678,289	$16,000,805	$-	$17,679,094

(a) All other industry classifications are identified in the Schedule of Investments for the Fund.